OPERATING SEGMENT AND GEOGRAPHIC INFORMATION - Summary of revenues by country (Details 2) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Total revenues	$ 78,756	$ 78,318	$ 80,432	$ 80,786	$ 84,263	$ 84,667	$ 84,068	$ 81,961
Operating Segments
Segment Reporting Information [Line Items]
Total revenues									$ 318,293	$ 334,959	$ 283,342
Operating Segments | United States
Segment Reporting Information [Line Items]
Total revenues									245,853	258,770	257,591
Operating Segments | Canada
Segment Reporting Information [Line Items]
Total revenues									47,021	47,479	4,303
Operating Segments | Other countries
Segment Reporting Information [Line Items]
Total revenues									$ 25,419	$ 28,710	$ 21,448